November 26, 2008

VIA EDGAR TRANSMISSION

Securities & Exchange Commission

450 Fifth Street, N.W.

Judiciary Plaza

Washington, D.C. 20549

Re:	Tamarack Funds Trust (the “Trust”)

File Nos. 333-111986/811-21475

Ladies and Gentlemen:

This letter is being transmitted by means of an electronic submission by the Trust pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), and Regulation S-T.

The undersigned hereby certifies that the form of the Trust’s Money Market Funds prospectus and statement of additional information, each dated November 21, 2008, which would have been filed by the Trust pursuant to Rule 497(c) under the Act, do not differ from those contained in Post Effective Amendment No. 26 to the Trust’s registration statement on Form N-1A filed pursuant to Rule 485(b) under the Act on November 19, 2008.

Please contact the undersigned at (612) 376-7076 with any questions concerning this filing.

Very truly yours,

/s/ DAVID P. LUX

David P. Lux

Treasurer and Chief Financial Officer